Amortized Cost and Estimated Fair Value of Securities Held-to-Maturity (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 206,817,169
Gross Unrealized Gains	9,928,269
Gross Unrealized Losses	0
Fair Value	216,745,438	0
Obligations of U.S. Government agencies
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	206,817,169
Gross Unrealized Gains	9,928,269
Gross Unrealized Losses	0
Fair Value	$ 216,745,438